SHARE-BASED PAYMENTS - Warrants Roll Forward (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Convertible ratio	15.625	15.625
Common stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	914,539	417,962	268,656
Granted | shares	3,012,048	496,577	149,946
Conversion of stock warrants upon IPO | shares	51,642
Exercised | shares	(386,881)
Warrant Outstanding Ending Balance | shares	3,591,348	914,539	417,962
Common Stock Warrants Exercisable | shares	3,470,866
Weighted Average Exercise Price Outstanding Beginning Balance	$ 2.66	$ 2.81	$ 2.50
Granted	$ 4.58	2.53	3.28
Conversion of stock warrants upon IPO	7.66
Exercised	$ 4.57
Weighted Average Exercise Price Outstanding Ending Balance	4.13	2.66	$ 2.81
Weighted Average Exercise Price Exercisable	$ 4.10	$ 2.66
Preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance | shares	806,903	806,903	545,473
Granted | shares			261,430
Conversion of stock warrants upon IPO | shares	(806,903)
Warrant Outstanding Ending Balance | shares		806,903	806,903
Weighted Average Exercise Price Outstanding Beginning Balance	$ 0.49	$ 0.49	$ 0.47
Granted			0.53
Conversion of stock warrants upon IPO	0.49
Weighted Average Exercise Price Outstanding Ending Balance		0.49	$ 0.49
Weighted Average Exercise Price Exercisable		$ 0.49